Financial instruments - Schedule of Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Aug. 23, 2013
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 95,092	$ 78,037
Derivative liabilities	4,952
Principal	702,181	486,780
Debt repayments	927,831
Operating lease commitments	8,226
Capital expenditure commitments	10,513
Mine restoration provision	21,199
Employee future benefits	8,633
Other liabilities	3,637
2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	95,092
Derivative liabilities	4,952
Debt repayments	438,535
Operating lease commitments	3,865
Capital expenditure commitments	10,513
Mine restoration provision	1,819
Employee future benefits	1,087
Other liabilities	2,516
2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Derivative liabilities	0
Debt repayments	42,485
Operating lease commitments	1,723
Capital expenditure commitments	0
Mine restoration provision	0
Employee future benefits	1,187
Other liabilities	1,121
2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Derivative liabilities	0
Debt repayments	38,777
Operating lease commitments	1,171
Capital expenditure commitments	0
Mine restoration provision	0
Employee future benefits	1,676
Other liabilities	0
2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Derivative liabilities	0
Debt repayments	386,192
Operating lease commitments	1,075
Capital expenditure commitments	0
Mine restoration provision	9,690
Employee future benefits	117
Other liabilities	0
2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Derivative liabilities	0
Debt repayments	21,842
Operating lease commitments	392
Capital expenditure commitments	0
Mine restoration provision	9,690
Employee future benefits	4,566
Other liabilities	0
Convertible senior subordinated notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	277,650	262,793
Interest	8,409
Convertible senior subordinated notes | 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	8,409
Convertible senior subordinated notes | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	0
Convertible senior subordinated notes | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	0
Convertible senior subordinated notes | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	0
Convertible senior subordinated notes | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	0
Revolving credit facility:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	344,149	196,953
Interest	65,962
Revolving credit facility: | 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	22,836
Revolving credit facility: | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	17,117
Revolving credit facility: | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	17,117
Revolving credit facility: | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	8,892
Revolving credit facility: | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	0
Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	50,569	0
Interest	6,372
Fekola Equipment Loan Facility | 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	2,483
Fekola Equipment Loan Facility | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	1,870
Fekola Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	1,261
Fekola Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	644
Fekola Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	114
Otjikoto Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	20,750	24,134
Interest	1,553
Otjikoto Equipment Loan Facility | 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	795
Otjikoto Equipment Loan Facility | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	428
Otjikoto Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	234
Otjikoto Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	84
Otjikoto Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	12
Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	7,719	0
Interest	1,087
Masbate Equipment Loan Facility | 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	400
Masbate Equipment Loan Facility | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	309
Masbate Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	218
Masbate Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	126
Masbate Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	34
Nicaraguan equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,344	2,900
Interest	45
Nicaraguan equipment loans | 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	37
Nicaraguan equipment loans | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	8
Nicaraguan equipment loans | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	0
Nicaraguan equipment loans | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	0
Nicaraguan equipment loans | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest	0
Principal | Convertible senior subordinated notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	258,750	258,750	$ 258,800
Principal | Convertible senior subordinated notes | 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	258,750
Principal | Convertible senior subordinated notes | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Convertible senior subordinated notes | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Convertible senior subordinated notes | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Convertible senior subordinated notes | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Revolving credit facility:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	350,000	$ 200,000
Principal | Revolving credit facility: | 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Revolving credit facility: | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Revolving credit facility: | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Revolving credit facility: | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	350,000
Principal | Revolving credit facility: | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	52,504
Principal | Fekola Equipment Loan Facility | 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	11,857
Principal | Fekola Equipment Loan Facility | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	11,857
Principal | Fekola Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	11,857
Principal | Fekola Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	11,857
Principal | Fekola Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	5,076
Principal | Otjikoto Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	21,246
Principal | Otjikoto Equipment Loan Facility | 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	10,319
Principal | Otjikoto Equipment Loan Facility | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	4,869
Principal | Otjikoto Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,453
Principal | Otjikoto Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,958
Principal | Otjikoto Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	647
Principal | Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	8,307
Principal | Masbate Equipment Loan Facility | 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,749
Principal | Masbate Equipment Loan Facility | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,749
Principal | Masbate Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,749
Principal | Masbate Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,749
Principal | Masbate Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,311
Principal | Nicaraguan equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,344
Principal | Nicaraguan equipment loans | 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,056
Principal | Nicaraguan equipment loans | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	247
Principal | Nicaraguan equipment loans | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	41
Principal | Nicaraguan equipment loans | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Nicaraguan equipment loans | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Accounts Payable, Derivative Liabilities, Borrowings, And Interest On Borrowings [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	875,623
Accounts Payable, Derivative Liabilities, Borrowings, And Interest On Borrowings [Member] | 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	418,735
Accounts Payable, Derivative Liabilities, Borrowings, And Interest On Borrowings [Member] | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	38,454
Accounts Payable, Derivative Liabilities, Borrowings, And Interest On Borrowings [Member] | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	35,930
Accounts Payable, Derivative Liabilities, Borrowings, And Interest On Borrowings [Member] | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	375,310
Accounts Payable, Derivative Liabilities, Borrowings, And Interest On Borrowings [Member] | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	$ 7,194